Prudential Day One 2035 Fund
Schedule of Investments (unaudited) as of October 31, 2020
Description	Shares	Value
Long-Term Investments 97.9%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	251,822	$2,666,792
PGIM Global Real Estate Fund (Class R6)	131,987	2,658,224
PGIM Jennison Small-Cap Core Equity Fund (Class R6)*	78,355	1,060,923
PGIM QMA Commodity Strategies Fund (Class R6)	245,797	2,140,888
PGIM QMA Emerging Markets Equity Fund (Class R6)	135,327	1,571,149
PGIM QMA International Developed Markets Index Fund (Class R6)	612,184	6,874,831
PGIM QMA Large-Cap Core Equity Fund (Class R6)	907,514	14,247,975
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	217,751	2,125,250
PGIM QMA US Broad Market Index Fund (Class R6)	568,173	8,443,057
PGIM TIPS Fund (Class R6)	453,811	4,805,861
PGIM Total Return Bond Fund (Class R6)	362,449	5,338,869

Total Long-Term Investments (cost $48,337,295)		51,933,819

Short-Term Investment 2.2%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $1,177,787)	1,177,787	1,177,787

TOTAL INVESTMENTS 100.1% (cost $49,515,082)(w)		53,111,606
Liabilities in excess of other assets (0.1)%		(63,401)

Net Assets 100.0%		$53,048,205

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds